Insurance contracts and private pension (Tables)	12 Months Ended
Dec. 31, 2023
Insurance Contracts And Private Pension
Schedule of insurance contracts and private pension portfolios and measurement approach

	Note	12/31/2023			12/31/2022
		(Assets) / Liabilities	Income		(Assets) / Liabilities	Income
			Operating	Financial		Operating	Financial
General Model (BBA)		15,762	2,361	(538)	14,320	1,691	(1,251)
lnsurance	27a I	5,134	2,461	(242)	4,496	1,776	(196)
Private pension	27a II	10,628	(100)	(296)	9,824	(85)	(1,055)
Variable Fee Approach (VFA)	27a II	255,193	1,709	(28,044)	218,398	1,745	(20,605)
Private pension		255,193	1,709	(28,044)	218,398	1,745	(20,605)
Simplified Model (PAA)	27a I	450	2,062	(3)	385	1,892	(17)
lnsurance		488	2,068	(2)	408	1,898	(14)
Reinsurance		(38)	(6)	(1)	(23)	(6)	(3)
Total Insurance contracts and private pension		271,405	6,132	(28,585)	233,103	5,328	(21,873)
lnsurance		5,622	4,529	(244)	4,904	3,674	(210)
Reinsurance		(38)	(6)	(1)	(23)	(6)	(3)
Private pension		265,821	1,609	(28,340)	228,222	1,660	(21,660)
Current		450			385
Non-current		270,955			232,718

Schedule of reconciliation of insurance

	12/31/2023				12/31/2022
	Liability for Remaining Coverage	Loss Component of the Liability for Remaining Coverage	Liability for Incurred Claims	Total	Liability for Remaining Coverage	Loss Component of the Liability for Remaining Coverage	Liability for Incurred Claims	Total
Opening Balance - 01/01	2,248	1,936	697	4,881	1,384	2,065	679	4,128
Operating Income from Insurance Contracts and Private Pension	(5,791)	(150)	1,418	(4,523)	(5,124)	(104)	1,560	(3,668)
Financial Income from Insurance Contracts and Private Pension	137	174	25	336	123	(25)	32	130
Premiums Received, Claims and Other Expenses Paid	6,421	-	(1,531)	4,890	5,865	-	(1,574)	4,291
Closing Balance	3,015	1,960	609	5,584	2,248	1,936	697	4,881

Schedule of reconciliation of insurance one

	12/31/2023				12/31/2022
	Estimate of Present Value of Future Cash Flows	Contractual Service Margin	Risk Adjustment for Non-financial Risk	Total	Estimate of Present Value of Future Cash Flows	Contractual Service Margin	Risk Adjustment for Non-financial Risk	Total
Opening Balance - 01/01	(145)	4,756	270	4,881	866	2,964	298	4,128
Realization of Insurance Contractual Margin	-	(4,554)	-	(4,554)	-	(3,766)	-	(3,766)
Actuarial Remeasurements	1,266	(1,198)	(37)	31	(676)	804	(30)	98
Operating Income from Insurance Contracts and Private Pension	1,266	(5,752)	(37)	(4,523)	(676)	(2,962)	(30)	(3,668)
New Recognized Insurance Contracts	(5,943)	5,921	22	-	(4,569)	4,565	4	-
Financial Income from Insurance Contracts and Private Pension	18	290	28	336	(57)	189	(2)	130
Recognized in Income for the period	(59)	290	14	245	11	189	13	213
Recognized in Other Comprehensive Income	77	-	14	91	(68)	-	(15)	(83)
Premiums Received, Claims and Other Expenses Paid	4,890	-	-	4,890	4,291	-	-	4,291
Closing Balance	86	5,215	283	5,584	(145)	4,756	270	4,881

Schedule of reconciliation of private pension

	12/31/2023				12/31/2022
	Liability for Remaining Coverage	Loss Component of the Liability for Remaining Coverage	Liability for Incurred Claims	Total	Liability for Remaining Coverage	Loss Component of the Liability for Remaining Coverage	Liability for Incurred Claims	Total
Opening Balance - 01/01	227,952	184	86	228,222	209,463	110	87	209,660
Operating Income from Insurance Contracts and Private Pension	(84,584)	148	82,827	(1,609)	(83,040)	164	81,216	(1,660)
Financial Income from Insurance Contracts and Private Pension	29,186	263	6	29,455	20,483	(90)	2	20,395
Premiums Received, Claims and Other Expenses Paid	92,574	-	(82,821)	9,753	81,046	-	(81,219)	(173)
Closing Balance	265,128	595	98	265,821	227,952	184	86	228,222

Schedule of reconciliation of private pension one

	12/31/2023				12/31/2022
	Estimate of Present Value of Future Cash Flows	Contractual Service Margin	Risk Adjustment for Non-financial Risk	Total	Estimate of Present Value of Future Cash Flows	Contractual Service Margin	Risk Adjustment for Non-financial Risk	Total
Opening balance - 01/01	210,255	17,696	271	228,222	188,469	20,891	300	209,660
Realization of Insurance Contractual Margin	-	(1,829)	-	(1,829)	-	(1,870)	-	(1,870)
Actuarial Remeasurements	(1,330)	1,534	16	220	3,701	(3,466)	(25)	210
Operating Income from Insurance Contracts and Private Pension	(1,330)	(295)	16	(1,609)	3,701	(5,336)	(25)	(1,660)
New Recognized Insurance Contracts	(2,520)	2,514	6	-	(2,127)	2,120	7	-
Financial Income from Insurance Contracts and Private Pension	29,406	21	28	29,455	20,385	21	(11)	20,395
Recognized in Income for the period	28,309	21	10	28,340	21,630	21	9	21,660
Recognized in Other Comprehensive Income	1,097	-	18	1,115	(1,245)	-	(20)	(1,265)
Premiums Received, Claims and Other Expenses Paid	9,753	-	-	9,753	(173)	-	-	(173)
Closing Balance	245,564	19,936	321	265,821	210,255	17,696	271	228,222

Schedule of contractual service margin

Period	12/31/2023			12/31/2022
	lnsurance	Private Pension	Total	lnsurance	Private Pension	Total
1 year	1,944	1,736	3,680	1,767	1,756	3,523
2 years	1,222	1,861	3,083	1,067	1,854	2,921
3 years	1,011	1,897	2,908	830	1,868	2,698
4 years	717	1,903	2,620	631	1,856	2,487
5 years	295	1,806	2,101	361	1,745	2,106
Over 5 years	26	10,733	10,759	100	8,617	8,717
Total	5,215	19,936	25,151	4,756	17,696	22,452

Schedule of discount rates

	12/31/2023					12/31/2022
Indexes	1 year	3 years	5 years	10 years	20 years	1 year	3 years	5 years	10 years	20 years
IGPM	5.56%	4.91%	5.25%	5.59%	5.65%	6.72%	6.24%	6.20%	6.33%	6.44%
IPCA	5.87%	5.09%	5.09%	5.20%	5.31%	6.86%	6.06%	5.98%	5.92%	5.90%
TR	9.35%	9.10%	9.32%	9.48%	9.45%	11.34%	10.91%	10.97%	11.02%	11.06%

Schedule of claims development

Occurrence date	12/31/2019	12/31/2020	12/31/2021	12/31/2022	12/31/2023	Total
At the end of event period	929	1,024	1,265	1,167	1,125
After 1 year	1,155	1,249	1,530	1,416
After 2 years	1,185	1,283	1,571
After 3 years	1,203	1,298
After 4 years	1,211
Accumulated payments through base date	1,193	1,280	1,540	1,398	1,031	6,442
Liabilities recognized in the balance sheet						677
Liabilities in relation to prior periods						11
Other estimates						8
Adjustment to present value						(34)
Risk adjustment to non-financial risk						45
Liability for Claims incurred at 12/31/2019						707